Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt and Other Financing Arrangements

	(in thousands) December 31,
	2016	2015
Industrial revenue bonds:
0.30% to 1.00%, variable, due from 2020 to 2040	$1,010,600	$1,010,600
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 4.0%, due 2023	500,000	500,000
Notes, 6.40%, due 2037	650,000	650,000
Notes, 5.20%, due 2043	500,000	500,000

Total long-term debt	4,360,600	4,360,600
Less debt issuance costs	21,459	23,455

Total amounts outstanding	4,339,141	4,337,145
Less current maturities	600,000	—

Total long-term debt due after one year	$3,739,141	$4,337,145